Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash investing and financing activities
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	$ 129,019	$ 74,781	$ 357,760
Initial recognition of ROU assets and lease liabilities	54,569		13,039
Purchases of property, plant and equipment in trade payables, accrued expenses and non-current liabilities	96,011	79,623	62,304
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	0	$ 57,040	$ 0
Investment in Polestar Technology	$ 29,400